Related Party Transactions (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Dec. 29, 2017	Oct. 31, 2017	Dec. 31, 2017
Repayments to related party debt			$ (99,963)
Other payables to related parties			51,616
Payments for development and technical services	$ 250,000
Services fee	$ 35,000		$ 500,000
Business Instincts Group Inc [Member]
Ownership percentage			10.00%
Blockchain Merchant Group, Inc [Member]
Ownership percentage			2.50%
WENN [Member]
Ownership percentage			7.50%
First Client Agreement [Member]
Initial payments for agreement		$ 50,000
Business Services Agreement [Member] | March 15, 2018 [Member]
Services fee			$ 4,175,000
Chairman Director Officer and Shareholder [Member]
Percentage for services		30.50%
Repayments to related party debt		$ 35,000
Payments for signing bonus		100,000
Payment for equity financing		50,000
Chairman Director Officer and Shareholder [Member] | Maximum [Member]
Payment for equity financing		$ 750,000
WENN [Member]
Lump sum payment			$ 105,000